Other (Income) Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed mines	$ 8.0	$ (13.4)
Write-down of assets	3.6	0.9
Other	3.2	3.3
Other expenses	$ 14.8	$ (9.2)